Shareholders' equity and share-based payments - Expense (Details) $ in Millions						12 Months Ended
	Jun. 06, 2024 € / shares shares	Jun. 07, 2023 € / shares shares	Dec. 31, 2022	Sep. 30, 2022	Jun. 08, 2022 € / shares shares	Dec. 31, 2024 € / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Share-based payments
Share-based expense							$ 556	$ 291	$ 251
SunPower Corporation | Subsidiary that holds ownership in SunPower Corporation
Share-based payments
Percentage of ownership interest in subsidiary			50.50%	50.50%
TotalEnergies performance share plans
Share-based payments
Share-based expense							287	217	200
TotalEnergies worldwide share plan
Share-based payments
Share-based expense							54
SunPower Plans
Share-based payments
Share-based expense									23
Capital increase reserved for employees
Share-based payments
Share-based expense							$ 215	$ 74	$ 28
Assumptions used for the valuation of the cost of the capital
Reference price | € / shares						€ 66.89
Subscription price | € / shares	€ 46.9	€ 45.6			€ 37	€ 46.9
Number of shares | shares	10,251,337	7,760,062			9,130,380		10,830,000
Trading sessions to determine subscription price							20 days
Subscription price discount (as a percent)							30.00%